DWS Emerging Markets Fixed Income Fund Expense Example - DWS Emerging Markets Fixed Income Fund	Feb. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 563
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,249
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,355
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	$ 1,523